Loss Per Share (Schedule of Basic and Diluted Loss Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Numerator:
Net loss attributable to Stratasys Ltd. for basic and diluted loss per share	$ (21,703)	$ (2,270)
Denominator:
Weighted average shares - denominator for basic and diluted net loss per share	54,544	53,966
Net loss per share attributable to Stratasys Ltd.
Basic	$ (0.40)	$ (0.04)
Diluted	$ (0.40)	$ (0.04)